COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2019
COST OF SALES
Schedule of cost of sales

	For the year ended
	December 31,	December 31,
	2019	2018

Production costs	$225,489	210,625
Depreciation and depletion	81,561	67,134
Royalties and selling costs	19,085	19,739
Site share-based compensation	3,072	2,160
Write-down of inventories	2,475	—
Change in inventories	1,520	4,269
Gain on disposal of plant and equipment	(45)	—
	$333,157	$303,927

Schedule of production costs by nature of expense

	For the year ended
	December 31,	December 31,
	2019	2018

Consultants and contractors	$95,466	$100,873
Salaries and benefits	60,191	46,946
Supplies and consumables	34,636	29,146
Energy	12,902	13,408
Travel and camp accommodation	8,327	7,052
Freight	5,511	4,416
Camp administrative costs	5,404	3,931
Insurance	1,620	1,451
Rentals	1,432	3,402
	$225,489	$210,625